AB High Income Fund

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 63.7%
Industrial – 55.7%
Basic – 3.5%
Alcoa Nederland Holding BV 7.125%, 03/15/2031(a)	U.S.$	3,049	$3,166,967
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		7,912	5,209,834
10.425% (10.425% Cash and 11.175% PIK), 09/30/2029(a) (b)		11,630	11,717,540
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(a) (c)		7,824	7,808,577
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,738	4,604,549
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)	U.S.$	3,051	3,009,248
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		4,890	4,890,000
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,130,141
ERP Iron Ore LLC 9.04%, 12/31/2019(b) (d) (e) (f) (g)		1,355	0
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		5,711	5,210,917
4.50%, 09/15/2027(a)		1,475	1,433,134
5.875%, 04/15/2030(a)		308	304,025
6.125%, 04/15/2032(a)		5,645	5,603,694
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		4,133	3,896,768
3.50%, 03/01/2029(a)		1,508	1,390,650
6.375%, 07/15/2032(a)		2,973	3,000,217
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	4,341	4,671,003
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		6,160	6,789,783
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)		111	112,063
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,048,630
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		7,119	7,084,224
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d) (e) (f) (g) (h)		16,121	0
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027(a)		2,090	2,094,941
Reno de Medici SpA 7.89% (EURIBOR 3 Month + 5.00%), 04/15/2029(a) (i)	EUR	2,400	2,066,501
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		554	574,720
5.375%, 11/01/2026(a)	U.S.$	7,442	7,378,422
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,416,606
Vallourec SACA 7.50%, 04/15/2032(a)		2,315	2,410,145
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		1,053	963,071
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,895	3,814,965
5.625%, 08/15/2029(a)		763	711,238

			112,512,573

Capital Goods – 4.7%
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,337	1,263,419
6.875%, 08/15/2032(a)		4,465	4,578,836

	Principal Amount (000)		U.S. $ Value

ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	6,024	$300,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)		1,604	1,504,159
Ball Corp. 2.875%, 08/15/2030	U.S.$	2,910	2,519,845
6.00%, 06/15/2029		5,894	5,956,690
Bombardier, Inc. 7.25%, 07/01/2031(a)		3,007	3,104,027
7.875%, 04/15/2027(a)		1,139	1,142,626
8.75%, 11/15/2030(a)		5,839	6,284,861
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,431,857
Crown Americas LLC 5.25%, 04/01/2030		890	871,272
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		9,570	9,754,456
EnerSys 4.375%, 12/15/2027(a)		5,050	4,876,409
6.625%, 01/15/2032(a)		2,704	2,737,163
Esab Corp. 6.25%, 04/15/2029(a)		2,372	2,406,352
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,665,957
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		1,891	1,961,464
Goat Holdco LLC 6.75%, 02/01/2032(a)		2,313	2,305,646
Griffon Corp. 5.75%, 03/01/2028		300	297,409
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		1,345	1,409,557
IMA Industria Macchine Automatiche SpA 6.535% (EURIBOR 3 Month + 3.75%), 04/15/2029(a) (i)	EUR	2,560	2,669,692
LSB Industries, Inc. 6.25%, 10/15/2028(a) (j)	U.S.$	5,922	5,830,466
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	1,181,980
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		6,823	6,498,359
Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	1,797	1,975,855
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)	U.S.$	6,070	6,096,465
6.75%, 03/01/2033(a)		1,712	1,720,373
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)		1,910	2,061,909
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,399,020
4.875%, 05/01/2029		3,750	3,559,084
6.00%, 01/15/2033(a)		14,975	14,767,326
6.75%, 08/15/2028(a)		13,090	13,323,286
6.875%, 12/15/2030(a)		4,009	4,106,156
7.125%, 12/01/2031(a)		3,530	3,648,989
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		5,072	5,271,593
Triumph Group, Inc. 9.00%, 03/15/2028(a)		7,505	7,868,732
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		2,007	2,028,842

			152,380,851

	Principal Amount (000)		U.S. $ Value

Communications - Media – 6.9%
AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	4,017	$3,182,603
10.25%, 01/15/2029(a)		6,140	6,553,526
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	2,077	2,265,100
8.125%, 05/01/2029(a)	U.S.$	2,903	3,036,194
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,255,726
4.25%, 01/15/2034(a)		995	812,792
4.50%, 08/15/2030(a)		23,087	20,949,747
4.50%, 05/01/2032		2,750	2,388,377
4.50%, 06/01/2033(a)		14,442	12,261,796
4.75%, 03/01/2030(a)		1,939	1,795,838
4.75%, 02/01/2032(a)		25,772	22,931,169
6.375%, 09/01/2029(a)		5,119	5,119,700
CSC Holdings LLC 4.625%, 12/01/2030(a)		4,460	2,447,291
5.00%, 11/15/2031(a)		330	176,430
5.375%, 02/01/2028(a)		7,472	6,565,142
5.50%, 04/15/2027(a)		4,961	4,595,016
5.75%, 01/15/2030(a)		17,196	10,055,464
7.50%, 04/01/2028(a)		2,183	1,612,582
11.25%, 05/15/2028(a)		2,417	2,395,547
11.75%, 01/31/2029(a)		2,095	2,085,273
DISH DBS Corp. 5.125%, 06/01/2029		10,429	6,855,941
5.25%, 12/01/2026(a)		11,885	10,982,394
5.75%, 12/01/2028(a)		10,549	9,148,950
7.375%, 07/01/2028		6,580	4,717,412
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	1,763,643
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	112,870
9.125%, 05/01/2029(a)		5,580	4,884,356
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		6,068	4,928,880
6.75%, 10/15/2027(a)		8,724	7,985,328
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		3,552	3,496,785
Paramount Global 6.25%, 02/28/2057		1,211	1,156,361
6.375%, 03/30/2062		4,680	4,565,742
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		5,030	4,465,945
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a) (c)		1,549	1,078,892
8.125%, 02/15/2033(a)		3,657	3,678,570
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		9,796	9,157,705
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	5,207,851
7.375%, 06/30/2030(a)		8,775	8,664,947
8.50%, 07/31/2031(a)		4,216	4,226,168
Urban One, Inc. 7.375%, 02/01/2028(a)		541	301,097
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,704,111
VZ Secured Financing BV 5.00%, 01/15/2032(a)		5,961	5,327,564
Ziggo Bond Co. BV 5.125%, 02/28/2030(a) (c)		4,106	3,729,852
Ziggo BV 4.875%, 01/15/2030(a)		900	843,139

			223,469,816

Communications - Telecommunications – 4.1%
Altice Financing SA 5.75%, 08/15/2029(a)		7,503	5,846,805

	Principal Amount (000)		U.S. $ Value

Altice France Holding SA 4.00%, 02/15/2028(a)	EUR	1,210	$298,079
6.00%, 02/15/2028(a)	U.S.$	1,308	354,975
10.50%, 05/15/2027(a)		9,715	2,961,382
Altice France SA 5.125%, 01/15/2029(a)		1,214	955,299
5.125%, 07/15/2029(a)		24,966	19,906,459
5.50%, 01/15/2028(a)		1,537	1,231,915
5.50%, 10/15/2029(a)		7,458	5,954,476
8.125%, 02/01/2027(a)		1,968	1,648,127
EchoStar Corp. 3.875% (3.875% Cash or 3.875% PIK), 11/30/2030(b) (j) (k)		1,713	2,005,910
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b) (j)		9,732	8,989,423
10.75%, 11/30/2029		18,694	20,147,955
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	3,126,442
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		7,606	8,557,903
11.00%, 11/15/2029(a)		6,411	7,263,011
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	2,680	2,784,851
Optics Bidco SpA 7.72%, 06/04/2038(a)	U.S.$	4,715	4,974,206
Telecom Italia Capital SA 7.72%, 06/04/2038		2,280	2,356,785
United Group BV 3.625%, 02/15/2028(a)	EUR	752	767,008
4.00%, 11/15/2027(a)		1,816	1,873,122
4.625%, 08/15/2028(a)		344	356,301
6.75%, 02/15/2031(a)		2,127	2,306,395
7.27% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (i)		1,531	1,593,737
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	1,405	1,224,438
4.75%, 07/15/2031(a)		12,630	11,106,916
7.75%, 04/15/2032(a)		9,196	9,329,184
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,367,454

			132,288,558

Consumer Cyclical - Automotive – 2.5%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,379,175
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,724,039
5.875%, 06/01/2029(a)		3,279	3,287,811
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		9,642	9,556,485
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(a)		1,046	1,062,328
Dana, Inc. 4.25%, 09/01/2030		3,854	3,657,746
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (l)		18,493	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (l)		7,590	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		6,597	6,727,465
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		2,865	2,622,986
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a) (b)		200	196,114
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	2,189	2,337,897
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	2,652	2,655,115
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (b)	EUR	1,751	1,915,933

	Principal Amount (000)		U.S. $ Value

Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	9,232	$9,237,295
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,980	5,945,726
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		2,479	2,158,372
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	7,932,114
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,918,660
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	99,997
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	3,044	2,991,767
6.875%, 04/14/2028(a)		4,588	4,611,342
7.125%, 04/14/2030(a)		1,539	1,540,216

			79,558,583

Consumer Cyclical - Entertainment – 2.4%
Carnival Corp. 5.75%, 03/01/2027(a)		1,522	1,525,445
5.75%, 01/15/2030(a)	EUR	892	995,540
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 07/15/2029	U.S.$	30	28,896
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,518,264
Loarre Investments SARL 6.50%, 05/15/2029(a)	EUR	2,240	2,384,613
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)	U.S.$	2,001	1,941,529
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,768	2,773,228
Motion Finco SARL 7.375%, 06/15/2030(a)		1,092	1,174,650
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	713	715,605
5.875%, 02/15/2027(a)		3,375	3,386,365
6.75%, 02/01/2032(a)		2,738	2,781,175
8.125%, 01/15/2029(a)		3,062	3,248,919
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,221,295
5.50%, 08/31/2026(a)		5,098	5,102,180
5.50%, 04/01/2028(a)		20,172	20,241,251
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	4,124,123
Six Flags Entertainment Corp./DE 7.25%, 05/15/2031(a)		3,967	4,084,997
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		2,430	2,422,624
7.00%, 02/15/2029(a)		6,171	6,229,250
9.125%, 07/15/2031(a)		3,056	3,309,030
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,618	3,536,597

			77,745,576

Consumer Cyclical - Other – 4.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,391,008
6.25%, 09/15/2027(a)		6,404	6,372,865
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		2,040	1,837,836
6.375%, 06/15/2032(a)		2,339	2,370,885
6.375%, 03/01/2034(a)		4,668	4,706,556
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		2,238	2,233,453

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	2,523	$2,457,082
5.75%, 04/01/2030(a)		2,035	2,012,090
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	1,375	1,494,534
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	2,881	2,816,114
Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)		2,882	2,991,604
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,424,999
5.875%, 04/01/2029(a)		4,497	4,528,433
5.875%, 03/15/2033(a)		6,091	6,046,522
6.125%, 04/01/2032(a)		2,576	2,598,004
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		1,162	1,055,523
5.00%, 06/01/2029(a)		6,848	6,520,405
6.625%, 01/15/2032(a)		2,352	2,382,591
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	827,128
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,549,438
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,338	1,257,120
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,776	3,860,500
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,107,506
MGM Resorts International 4.75%, 10/15/2028		3,315	3,216,482
Miller Homes Group Finco PLC 7.00%, 05/15/2029(a)	GBP	2,900	3,442,958
8.27% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (i)	EUR	2,233	2,328,739
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)	U.S.$	1,314	1,329,855
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		3,793	3,783,300
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,186,774
4.75%, 04/01/2029		4,530	4,302,899
Standard Building Solutions, Inc. 6.50%, 08/15/2032(a)		2,655	2,680,668
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		2,310	2,246,022
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,779,002
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		328	317,579
5.75%, 01/15/2028(a)		304	304,439
5.875%, 06/15/2027(a)		294	296,092
Thor Industries, Inc. 4.00%, 10/15/2029(a)		2,054	1,876,562
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,321,344
4.625%, 03/01/2030(a)		10,068	9,440,106
6.625%, 07/31/2026(a)		3,533	3,586,669
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,337,556
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		5,631	5,454,533

			135,073,775

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)	U.S.$	4,965	$4,739,456
4.00%, 10/15/2030(a)		4,938	4,470,081
4.375%, 01/15/2028(a)		3,132	3,014,821
6.125%, 06/15/2029(a)		5,000	5,066,822

			17,291,180

Consumer Cyclical - Retailers – 3.1%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	4,259,980
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		3,049	2,958,644
4.625%, 11/15/2029(a)		5,503	5,235,167
5.00%, 02/15/2032(a)		340	318,114
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		1,243	1,266,819
6.75%, 07/01/2036		1,479	1,504,898
6.875%, 11/01/2035		6,475	6,683,060
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		1,082	1,116,004
Carvana Co. 5.50%, 04/15/2027(a)		1,469	1,377,098
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a) (b) (j)		7,229	8,018,758
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,160,504
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	1,809,629
FirstCash, Inc. 6.875%, 03/01/2032(a)	U.S.$	3,827	3,884,890
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a) (c)		1,246	1,114,828
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		4,213	3,950,474
8.75%, 01/15/2032(a)		3,363	2,972,742
11.50%, 08/15/2029(a)		1,140	1,168,909
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,468	3,289,090
6.375%, 01/15/2030(a)		1,276	1,298,600
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		2,095	2,077,333
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,615,825
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		5,229	4,951,479
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		3,047	1,919,542
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		3,529	3,514,660
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,350	8,811,658
4.875%, 11/15/2031(a)		525	484,771
Staples, Inc. 10.75%, 09/01/2029(a)		9,047	8,865,921
12.75%, 01/15/2030(a)		2,487	1,944,084
VF Corp. 2.95%, 04/23/2030		1,565	1,367,753
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,260,210

			100,201,444

Consumer Non-Cyclical – 7.8%
1375209 BC Ltd. 9.00%, 01/30/2028(a)		2,355	2,358,336
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,850,418

	Principal Amount (000)		U.S. $ Value

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	U.S.$	3,290	$3,233,801
4.875%, 02/15/2030(a)		2,263	2,175,876
5.875%, 02/15/2028(a)		1,997	1,994,514
6.50%, 02/15/2028(a)		6,117	6,230,774
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	12,066,594
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		18,590	15,295,355
5.75%, 08/15/2027(a)		255	224,250
6.25%, 02/15/2029(a)		4,386	2,707,799
7.25%, 05/30/2029(a)		1,075	682,818
11.00%, 09/30/2028(a)		2,556	2,400,686
CAB SELAS 3.375%, 02/01/2028(a)	EUR	4,859	4,758,418
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/2030(a)		772	742,413
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,054,143
5.625%, 03/15/2027(a)		697	677,049
6.00%, 01/15/2029(a)		11,502	10,484,091
6.125%, 04/01/2030(a)		7,452	4,846,167
6.875%, 04/01/2028(a)		1,066	757,662
CVS Health Corp. 6.75%, 12/10/2054		548	541,978
7.00%, 03/10/2055		6,105	6,169,407
DaVita, Inc. 3.75%, 02/15/2031(a)		2,393	2,106,223
4.625%, 06/01/2030(a)		17,477	16,249,899
Elanco Animal Health, Inc. 6.65%, 08/28/2028(j)		8,293	8,534,104
Embecta Corp. 5.00%, 02/15/2030(a)		6,541	6,085,198
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	6,583,631
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)		3,735	3,995,765
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,476	1,481,936
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	7,646,948
7.50%, 05/01/2030(a)		1,900	2,059,464
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,563,868
Iceland Bondco PLC 8.52% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (i)		1,447	1,501,738
10.875%, 12/15/2027(a)	GBP	430	558,830
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	3,082	3,029,410
6.50%, 05/15/2030(a)	U.S.$	898	916,997
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,396,797
LifePoint Health, Inc. 8.375%, 02/15/2032(a)		3,485	3,525,735
11.00%, 10/15/2030(a)		3,262	3,607,676
Medline Borrower LP 3.875%, 04/01/2029(a)		6,982	6,520,095
5.25%, 10/01/2029(a)		9,369	9,075,530
ModivCare, Inc. 5.00%, 10/01/2029(a)		3,280	1,307,245
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a) (d)		3,146	2,516,799
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (d) (j)		9,774	5,375,453
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (d) (j)		2,792	2,401,028
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,631,493
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,064,645

	Principal Amount (000)		U.S. $ Value

Newell Brands, Inc. 5.70%, 04/01/2026(j)	U.S.$	1,340	$1,344,860
6.375%, 09/15/2027		1,346	1,372,745
6.375%, 05/15/2030		614	621,834
6.625%, 05/15/2032		800	810,187
7.00%, 04/01/2046(j)		1,969	1,893,283
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		9,089	8,618,793
5.125%, 04/30/2031(a)		7,607	6,880,034
6.75%, 05/15/2034(a)		827	832,056
7.875%, 05/15/2034(a)		714	728,385
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		42	38,108
6.625%, 04/01/2030(a) (c)		5,879	5,661,655
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		328	308,253
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,397,438
4.625%, 04/15/2030(a)		414	385,204
5.50%, 12/15/2029(a)		2,155	2,108,688
6.25%, 02/15/2032(a)		1,216	1,218,104
6.25%, 10/15/2034(a)		2,495	2,433,693
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	8,814,804
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,522	4,606,377
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		3,065	3,057,415
Tenet Healthcare Corp. 6.125%, 06/15/2030		1,026	1,030,383
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		3,651	3,624,684
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		218	221,827
US Foods, Inc. 4.75%, 02/15/2029(a)		314	303,209
5.75%, 04/15/2033(a)		1,278	1,246,539
6.875%, 09/15/2028(a)		282	289,417

			252,837,031

Energy – 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		5,670	5,541,485
5.75%, 03/01/2027(a)		280	280,022
5.75%, 01/15/2028(a)		350	349,008
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		1,816	1,865,876
7.25%, 07/15/2032(a)		1,608	1,683,750
Buckeye Partners LP 3.95%, 12/01/2026		30	29,174
4.125%, 03/01/2025(a)		21	21,000
6.75%, 02/01/2030(a)		2,447	2,489,706
6.875%, 07/01/2029(a)		6,006	6,152,202
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,388,879
7.00%, 06/15/2025(a)		9,430	9,437,634
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		6,160	6,125,522
8.375%, 07/01/2028(a)		5,582	5,840,951
8.625%, 11/01/2030(a)		1,307	1,385,659
8.75%, 07/01/2031(a)		4,169	4,400,272
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,714	4,672,243
7.25%, 03/01/2032(a)		3,043	3,102,540
7.375%, 01/15/2031(a)		350	359,097
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,268,420

	Principal Amount (000)		U.S. $ Value

Crescent Energy Finance LLC 7.375%, 01/15/2033(a)	U.S.$	705	$703,493
7.625%, 04/01/2032(a)		2,034	2,049,228
9.25%, 02/15/2028(a)		3,557	3,723,463
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		5,793	5,865,439
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		6,162	6,246,650
7.00%, 08/01/2027		2,149	2,159,686
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		4,243	3,967,281
5.125%, 06/15/2028(a)		2,208	2,175,752
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,324	1,286,071
6.00%, 02/01/2031(a)		1,772	1,690,865
6.25%, 04/15/2032(a)		318	302,049
7.25%, 02/15/2035(a)		4,398	4,304,226
8.375%, 11/01/2033(a)		5,423	5,662,592
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		2,060	2,141,554
8.875%, 07/15/2028(a)		2,565	2,706,429
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,810,074
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		6,018	6,197,692
Matador Resources Co. 6.25%, 04/15/2033(a)		1,927	1,900,381
6.50%, 04/15/2032(a)		2,445	2,450,975
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		3,473	3,461,219
Murphy Oil Corp. 6.00%, 10/01/2032		2,693	2,603,121
Nabors Industries Ltd. 7.50%, 01/15/2028(a) (c)		3,831	3,702,450
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,304	2,320,953
NFE Financing LLC 12.00%, 11/15/2029(a)		22,261	23,258,811
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		3,973	4,077,485
8.375%, 02/15/2032(a)		4,536	4,668,017
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,354,093
6.00%, 06/01/2026		300	301,854
6.375%, 10/01/2030		873	889,487
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,872	1,843,116
7.875%, 09/15/2030(a)		2,774	2,774,865
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,437,831
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		3,768	3,971,510
Sunoco LP 7.00%, 05/01/2029(a)		6,315	6,532,075
7.25%, 05/01/2032(a)		3,600	3,756,298
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,772,524
4.50%, 04/30/2030		1,602	1,511,141
5.875%, 03/15/2028		1,917	1,918,838
7.00%, 09/15/2028(a)		283	291,137
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	592,823
6.00%, 09/01/2031(a)		269	258,899
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,792	1,864,279
9.375%, 02/01/2031(a)		2,128	2,211,109

	Principal Amount (000)		U.S. $ Value

Transocean Aquila Ltd. 8.00%, 09/30/2028(a)	U.S.$	3,547	$3,639,130
Transocean, Inc. 8.75%, 02/15/2030(a)		3,457	3,604,181
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		332	307,163
3.875%, 11/01/2033(a)		3,171	2,731,605
4.125%, 08/15/2031(a)		3,394	3,067,464
6.25%, 01/15/2030(a)		4,175	4,252,924
Venture Global LNG, Inc. 7.00%, 01/15/2030(a)		700	715,709
8.125%, 06/01/2028(a)		6,837	7,148,473
8.375%, 06/01/2031(a)		3,666	3,857,319
9.00%, 09/30/2029(a) (m)		6,650	6,931,856
9.50%, 02/01/2029(a)		2,769	3,086,193
9.875%, 02/01/2032(a)		8,379	9,223,390

			253,676,682

Other Industrial – 0.5%
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		4,369	4,344,130
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,278,411
Pachelbel Bidco SpA 6.865% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (i)	EUR	627	656,334
7.125%, 05/17/2031(a)		2,585	2,878,465
Resideo Funding, Inc. 6.50%, 07/15/2032(a)	U.S.$	3,631	3,668,255
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(a)		2,292	2,412,935
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		1,349	1,405,875

			16,644,405

Services – 2.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,190	2,051,536
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,292,069
9.75%, 07/15/2027(a)		4,763	4,792,162
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,112,938
4.625%, 06/01/2028(a)	U.S.$	13,022	12,407,036
4.875%, 06/01/2028(a)	GBP	3,580	4,165,100
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	7,960,911
APCOA Group GmbH/Germany 6.00%, 04/15/2031(a)	EUR	3,023	3,162,997
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	3,832	3,755,094
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,398,847
Engineering - Ingegneria Informatica - SpA 8.44% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (i)	EUR	1,418	1,486,210
8.625%, 02/15/2030(a)		770	828,323
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	1,684	1,651,956
6.00%, 06/01/2029(a)		801	770,194
7.75%, 02/15/2028(a)		4,912	5,095,619
8.25%, 08/01/2032(a)		3,046	3,132,197
8.375%, 11/15/2032(a)		2,643	2,729,066
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,340,967
Matthews International Corp. 8.625%, 10/01/2027(a)		1,494	1,567,902

	Principal Amount (000)		U.S. $ Value

Millennium Escrow Corp. 6.625%, 08/01/2026(a)	U.S.$	5,653	$4,394,608
Monitronics International, Inc. 9.125%, 04/01/2020(d) (e) (f) (g) (l)		6,914	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		760	717,171
6.25%, 01/15/2028(a)		12,261	12,249,503
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		4,706	4,709,729
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	3,382	3,605,034

			90,377,169

Technology – 2.5%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		4,266	4,498,826
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	3,450	3,497,762
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		7,398	7,156,419
CommScope LLC 9.50%, 12/15/2031(a)		2,595	2,690,152
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		1,584	1,645,378
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,627	1,636,932
Entegris, Inc. 5.95%, 06/15/2030(a)		7,475	7,445,354
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,895,660
Gen Digital, Inc. 6.75%, 09/30/2027(a)		4,989	5,073,118
7.125%, 09/30/2030(a)		2,161	2,220,125
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,854,924
Imola Merger Corp. 4.75%, 05/15/2029(a)		2,868	2,737,277
Playtika Holding Corp. 4.25%, 03/15/2029(a)		5,315	4,910,860
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	5,886,537
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,150	5,329,975
Seagate HDD Cayman 8.25%, 12/15/2029		5,469	5,869,267
9.625%, 12/01/2032		4,754	5,396,277
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	3,418,224
Western Digital Corp. 4.75%, 02/15/2026		4,600	4,573,373

			80,736,440

Transportation - Airlines – 0.9%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		3,675	3,709,180
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		4,483	4,480,599
5.75%, 04/20/2029(a)		8,815	8,792,108
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		4,946	5,205,665
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a) (g) (n)		5,914	4,896,941

			27,084,493

Transportation - Services – 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		6,655	6,309,005
5.375%, 03/01/2029(a)		1,323	1,261,902
5.75%, 07/15/2027(a)		1,477	1,460,179
8.25%, 01/15/2030(a)		446	461,060

	Principal Amount (000)		U.S. $ Value

Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	$612,438
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	5,162,472
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	547,004
Boels Topholding BV 5.75%, 05/15/2030(a)		2,472	2,662,660
6.25%, 02/15/2029(a)		2,623	2,845,440
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,697	1,746,144
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,053,834
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	5,291	4,699,481
5.00%, 12/01/2029(a)		9,375	6,773,010
12.625%, 07/15/2029(a) (c)		3,251	3,506,092
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	4,409	4,631,431

			44,732,152

			1,796,610,728

Financial Institutions – 6.5%
Banking – 0.5%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)	U.S.$	993	901,547
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)		8,708	9,389,227
Synchrony Financial 7.25%, 02/02/2033		6,311	6,615,907

			16,906,681

Brokerage – 1.1%
AG Issuer LLC 6.25%, 03/01/2028(a)		6,370	6,359,483
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,167	1,213,253
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,322,893
10.00%, 08/15/2030(a)		6,737	7,408,100
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		1,342	1,349,319
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,909,071
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,351,581
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,609	3,744,342

			34,658,042

Finance – 2.0%
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		4,422	3,946,635
Curo SPV LLC 18.00%, 08/02/2027(d) (f)		8,368	8,681,409
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,339,140
11.25%, 12/15/2028(a)		2,594	2,820,860
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		2,431	2,470,870
8.00%, 02/15/2027(a)		4,139	4,274,832
8.00%, 06/15/2028(a)		3,918	4,133,573
goeasy Ltd. 7.625%, 07/01/2029(a)		1,862	1,925,813
9.25%, 12/01/2028(a)		3,755	4,011,214
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	7,019,586

	Principal Amount (000)		U.S. $ Value

Navient Corp. 4.875%, 03/15/2028	U.S.$	6,959	$6,664,662
5.00%, 03/15/2027		1,471	1,445,478
5.625%, 08/01/2033		1,834	1,620,306
6.75%, 06/25/2025		2,395	2,406,145
11.50%, 03/15/2031		3,049	3,455,947
SLM Corp. 3.125%, 11/02/2026		1,440	1,384,062
6.50%, 01/31/2030		1,594	1,610,067

			63,210,599

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		328	310,434
7.50%, 11/06/2030(a)		1,502	1,551,923
8.25%, 02/01/2029(a)		3,788	3,934,211
8.50%, 06/15/2029(a)		3,814	3,996,721
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		3,448	3,451,317
6.75%, 04/15/2028(a)		1,165	1,177,383
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		1,743	1,764,768
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,385,392
7.75%, 02/15/2031(a)	U.S.$	2,171	2,239,606
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		4,366	4,536,037
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,000	1,011,766
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,999	2,042,798
8.125%, 02/15/2032(a)		646	663,956
HUB International Ltd. 7.25%, 06/15/2030(a)		5,570	5,757,605
7.375%, 01/31/2032(a)		2,719	2,797,372

			36,621,289

Other Finance – 0.6%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,652,109
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		2,166	1,966,785
3.625%, 10/01/2031(a)		2,379	2,054,643
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		2,489	2,634,673
9.25%, 04/01/2029(a)		3,332	3,572,663
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	464,164

			19,345,037

REITs – 1.2%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)		8,700	8,990,287
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	4,380	4,211,200
Crossgates, Inc. 11.00%, 07/25/2025(d) (f)		7,818	7,716,167
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (j)		3,985	4,067,778
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		602	589,900
6.25%, 01/15/2033(a)		3,765	3,774,288
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)	EUR	385	402,400
8.50%, 02/15/2032(a)	U.S.$	1,534	1,558,620

	Principal Amount (000)		U.S. $ Value

Service Properties Trust 8.375%, 06/15/2029	U.S.$	2,265	$2,264,265
8.625%, 11/15/2031(a)		3,569	3,787,549
Vivion Investments SARL 6.50% (6.50% Cash and 1.50% PIK), 02/28/2029(a) (b) (j)	EUR	17	17,033

			37,379,487

			208,121,135

Utility – 1.5%
Electric – 1.5%
Alpha Generation LLC 6.75%, 10/15/2032(a)	U.S.$	1,864	1,883,628
Calpine Corp. 3.75%, 03/01/2031(a)		1,345	1,216,205
4.50%, 02/15/2028(a)		3,063	2,973,137
Lightning Power LLC 7.25%, 08/15/2032(a)		4,426	4,576,697
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,389	3,098,529
3.625%, 02/15/2031(a)		2,240	1,974,265
3.875%, 02/15/2032(a)		694	610,357
5.25%, 06/15/2029(a)		300	292,514
5.75%, 07/15/2029(a)		7,963	7,856,312
10.25%, 03/15/2028(a) (m)		3,572	3,958,690
PG&E Corp. 5.00%, 07/01/2028		7,932	7,651,182
Vistra Corp. 7.00%, 12/15/2026(a) (m)		3,713	3,722,062
8.00%, 10/15/2026(a) (m)		4,495	4,596,893
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		326	309,431
5.00%, 07/31/2027(a)		300	296,002
5.625%, 02/15/2027(a)		300	299,510
7.75%, 10/15/2031(a)		3,230	3,413,538

			48,728,952

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		710	676,357

			49,405,309

Total Corporates - Non-Investment Grade (cost $2,107,350,765)			2,054,137,172

CORPORATES - INVESTMENT GRADE – 13.5%
Industrial – 6.5%
Basic – 0.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		1,945	1,799,125
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	690,563
Inversiones CMPC SA 6.125%, 02/26/2034(a)		675	682,280
Nexa Resources SA 6.50%, 01/18/2028(a)		2,179	2,215,716
6.75%, 04/09/2034(a)		2,633	2,674,210
OCP SA 6.75%, 05/02/2034(a)		1,492	1,518,110
Olin Corp. 5.125%, 09/15/2027		540	534,241
5.625%, 08/01/2029		1,167	1,137,650
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	731,461
6.50%, 11/07/2033(a)		1,223	1,260,913
Suzano Austria GmbH 6.00%, 01/15/2029		6,000	6,052,200

			19,296,469

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027	U.S.$	5,645	$5,662,669
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)		665	645,601
Textron Financial Corp. 6.52% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a) (i)		125	112,865

			6,421,135

Communications - Media – 1.1%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		9,671	9,573,033
Grupo Televisa SAB 4.625%, 01/30/2026(c)		1,527	1,500,278
6.625%, 03/18/2025		232	231,529
Paramount Global 4.20%, 05/19/2032		3,016	2,688,685
4.95%, 01/15/2031		2,053	1,943,223
5.50%, 05/15/2033		1,847	1,760,867
6.875%, 04/30/2036		2,053	2,102,205
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,439,116
4.03%, 08/03/2050(a)		1,341	875,847
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		3,238	2,860,857
Weibo Corp. 3.375%, 07/08/2030		5,742	5,152,699

			34,128,339

Consumer Cyclical - Automotive – 1.2%
Ford Motor Co. 3.25%, 02/12/2032		14,888	12,453,507
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	5,027,983
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		383	385,650
6.50%, 03/10/2028(a)		5,790	5,937,707
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,075,925
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		393	369,651
2.45%, 09/15/2028(a)		3,310	2,920,582
2.75%, 03/09/2028(a)		5,326	4,830,220
5.30%, 09/13/2027(a)		2,285	2,255,151
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		434	403,291

			38,659,667

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(a)		11,881	11,329,152

Consumer Cyclical - Other – 0.7%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	297	320,256
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,809,383
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	9,849,152
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,700	2,400,034
4.625%, 04/06/2031(a)		5,800	4,944,324
8.45%, 07/27/2030(a)		900	934,546
Sands China Ltd. 2.85%, 03/08/2029(j)		810	727,322
3.25%, 08/08/2031(j)		675	581,135
4.375%, 06/18/2030(j)		1,740	1,624,824

			23,190,976

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)	U.S.$	4,253	$4,087,360
6.125%, 03/15/2032(a)		2,121	2,007,777
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		1,570	1,553,644

			7,648,781

Consumer Non-Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(a) (c)		1,567	1,569,116
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,816,986
4.00%, 03/15/2031(a)		2,554	2,293,879
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		3,440	3,444,641
Jazz Securities DAC 4.375%, 01/15/2029(a)		5,930	5,650,436

			15,775,058

Energy – 1.1%
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		788	787,587
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,398,325
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		3,930	3,791,626
6.375%, 04/01/2029(a)		1,154	1,174,630
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		1,452	1,589,650
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		3,160	3,076,134
ONEOK, Inc. 3.95%, 03/01/2050		1,424	1,020,262
5.70%, 11/01/2054		3,486	3,249,188
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		2,075	2,048,760
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		5,264	4,484,296
TransCanada PipeLines Ltd. 6.995% (CME Term SOFR 3 Month + 2.47%), 05/15/2067(i)		2,500	2,375,620
Var Energi ASA 7.50%, 01/15/2028(a)		2,151	2,275,797
8.00%, 11/15/2032(a)		4,260	4,774,446

			35,046,321

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		361	348,127

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	486,690

Technology – 0.1%
Lenovo Group Ltd. 3.42%, 11/02/2030(a)	U.S.$	735	660,581
5.83%, 01/27/2028(a)		2,591	2,624,865
Western Digital Corp. 2.85%, 02/01/2029		102	91,534

			3,376,980

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(a)		615	602,912
5.31%, 10/20/2031(a)		1,242	1,218,586
United Airlines, Inc. 4.375%, 04/15/2026(a)		5,509	5,433,850
4.625%, 04/15/2029(a)		1,152	1,106,395

			8,361,743

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	1,580	$1,448,113

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		3,847	3,399,902
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		1,371	1,369,879

			4,769,781

			210,287,332

Financial Institutions – 5.8%
Banking – 3.7%
Ally Financial, Inc. 5.54%, 01/17/2031		496	494,288
6.70%, 02/14/2033		3,049	3,130,925
Series B 4.70%, 05/15/2026(m)		10,614	10,178,916
Banco de Credito del Peru SA 5.85%, 01/11/2029(a)		2,106	2,152,397
Banco Santander SA 3.225%, 11/22/2032		200	173,054
6.35%, 03/14/2034		2,200	2,254,658
6.92%, 08/08/2033		7,200	7,648,901
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,532,816
Bank of America Corp. Series B 8.05%, 06/15/2027		2,750	2,928,857
Barclays PLC 7.12%, 06/27/2034		2,695	2,891,366
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		6,256	5,396,796
BPCE SA 5.88%, 01/14/2031(a)		2,285	2,320,739
6.29%, 01/14/2036(a)		1,786	1,829,644
6.51%, 01/18/2035(a)		4,495	4,545,704
Series E 4.125%, 03/08/2033(a)	EUR	500	536,599
Capital One Financial Corp. 6.05%, 02/01/2035	U.S.$	2,379	2,431,662
Citigroup, Inc. 5.59%, 11/19/2034		7,966	7,921,501
Series AA 7.625%, 11/15/2028(m)		1,231	1,291,810
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,581,975
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	876,580
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		3,439	3,051,704
4.95%, 06/01/2042(a)		1,000	791,083
5.71%, 01/15/2026(a)		1,145	1,146,167
6.625%, 06/20/2033(a)		3,768	3,975,353
7.20%, 11/28/2033(a)		2,389	2,617,561
Lloyds Banking Group PLC 5.59%, 11/26/2035		4,308	4,292,634
7.50%, 09/27/2025(m)		4,748	4,802,272
NatWest Group PLC 6.475%, 06/01/2034		1,166	1,202,402
Santander Holdings USA, Inc. 5.35%, 09/06/2030		4,543	4,517,159
6.17%, 01/09/2030		815	835,711
6.565%, 06/12/2029		481	499,326
Santander UK Group Holdings PLC 5.69%, 04/15/2031		6,369	6,440,491

	Principal Amount (000)		U.S. $ Value

Standard Chartered PLC 6.06% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (i) (m)	U.S.$	3,500	$3,269,408
6.23%, 01/21/2036(a)		3,321	3,418,135
Synchrony Financial 5.935%, 08/02/2030(c)		2,928	2,962,025
UBS Group AG 3.875%, 06/02/2026(a) (m)		1,913	1,857,971
7.00%, 02/19/2025(a) (m)		3,965	3,967,321
9.25%, 11/13/2028(a) (m)		895	976,367
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,049,004

			118,791,282

Finance – 0.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,685,939
Aircastle Ltd. 5.25%, 06/15/2026(a) (m)		2,705	2,661,740
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,645,871
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,500,107
4.875%, 11/22/2026(a)		310	307,210
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,133,735
Series E 4.25%, 11/07/2027(a)		270	261,225
ILFC E-Capital Trust II 6.40% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a) (i)		1,500	1,274,502
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,609,250

			21,079,579

Insurance – 1.0%
Athene Global Funding 5.53%, 07/11/2031(a)		7,141	7,164,454
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,736,091
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,140,144
MetLife, Inc. 10.75%, 08/01/2039		1,256	1,666,998

			32,707,687

REITs – 0.4%
Newmark Group, Inc. 7.50%, 01/12/2029		7,691	8,081,329
Trust Fibra Uno 4.87%, 01/15/2030(a)		3,618	3,280,983
5.25%, 01/30/2026(a)		989	989,692

			12,352,004

			184,930,552

Utility – 1.2%
Electric – 1.2%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	282,922
3.95%, 02/12/2030(a)		3,475	2,885,553
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,859,632
Alexander Funding Trust II 7.47%, 07/31/2028(a)		1,615	1,710,394
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,858	1,894,475

	Principal Amount (000)		U.S. $ Value

Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	1,958	$1,983,454
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		2,193	2,166,670
Electricite de France SA 9.125%, 03/15/2033(a) (m)		1,365	1,549,245
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,593,651
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	2,880,168
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		469	455,208
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(a)		1,347	1,423,060
Series G 4.25%, 08/14/2028(a)		4,664	4,457,385
Kallpa Generacion SA 4.125%, 08/16/2027(a)		1,067	1,038,991
Minejesa Capital BV 4.625%, 08/10/2030(a)		4,160	4,059,052
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,508,295
NRG Energy, Inc. 7.00%, 03/15/2033(a)		1,192	1,281,385
Palomino Funding Trust I 7.23%, 05/17/2028(a)		2,549	2,675,265

			38,704,805

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		743	752,659

			39,457,464

Total Corporates - Investment Grade (cost $428,586,822)			434,675,348

EMERGING MARKETS - CORPORATE BONDS – 6.4%
Industrial – 5.7%
Basic – 2.0%
Aris Mining Corp. 8.00%, 10/31/2029(a)		1,157	1,160,550
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		6,736	5,636,348
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		4,671	4,345,431
4.50%, 01/31/2030(a)		3,773	3,227,990
8.00%, 10/15/2034(a)		559	542,696
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,445	3,414,856
6.80%, 02/04/2032(a)		1,612	1,589,835
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,861,695
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(a)		1,682	1,719,845
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	8,315,177
9.375%, 03/01/2029(a)		859	908,796
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,398	1,442,121
JSW Steel Ltd. 3.95%, 04/05/2027(a)		813	779,098
5.05%, 04/05/2032(a)		2,171	1,953,357
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(a)		833	834,883
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		5,777	5,847,590

	Principal Amount (000)		U.S. $ Value

Stillwater Mining Co. 4.00%, 11/16/2026(a)	U.S.$	3,148	$2,984,713
4.50%, 11/16/2029(a)		1,878	1,579,868
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		837	773,597
4.625%, 06/16/2030(a)		2,376	2,074,545
Vedanta Resources Finance II PLC 10.25%, 06/03/2028(a)		1,550	1,589,338
10.875%, 09/17/2029(a)		3,000	3,126,406
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		2,483	2,360,464

			66,069,199

Capital Goods – 0.3%
Ambipar Lux SARL 10.875%, 02/05/2033(a)		3,100	3,135,393
Cemex SAB de CV 5.125%, 06/08/2026(a) (m)		4,107	4,060,632
9.125%, 03/14/2028(a) (m)		1,323	1,363,021
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	509,311
7.875%, 05/29/2030(a)		1,243	1,220,711

			10,289,068

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,869	1,710,490
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	198,743

			1,909,233

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,512,364
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d) (f) (h)		681	6,815
Millicom International Cellular SA 7.375%, 04/02/2032(a)		931	944,218
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,410,434
Turk Telekomunikasyon AS 7.375%, 05/20/2029(a)		1,509	1,535,875

			6,409,706

Consumer Cyclical - Other – 1.1%
Allwyn Entertainment Financing UK PLC 7.25%, 04/30/2030(a)	EUR	1,590	1,759,463
Allwyn International AS 3.875%, 02/15/2027(a)		744	768,059
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,737,668
5.625%, 07/17/2027(a)		3,599	3,512,399
5.75%, 07/21/2028(a)		3,277	3,132,615
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	8,279,932
5.25%, 06/18/2025(a)		437	435,907
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,348,878
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		671	669,323
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,175,079
5.50%, 01/15/2026(a)		5,020	5,004,940
5.50%, 10/01/2027(a)		1,100	1,076,625
5.625%, 08/26/2028(a)		2,442	2,359,583

			36,260,471

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(a)		3,073	2,549,054
3.75%, 10/30/2027(a)		1,675	1,590,203

	Principal Amount (000)		U.S. $ Value

K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (e) (f) (g)	ZAR	230	$0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		3,942	0

			4,139,257

Consumer Non-Cyclical – 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		1,008	877,272
BRF SA 4.875%, 01/24/2030(a)		1,952	1,823,022
MARB BondCo PLC 3.95%, 01/29/2031(a)		5,583	4,736,952
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,316	2,131,121
4.125%, 05/03/2028(a) (c)		548	504,255
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		1,018	925,840
4.95%, 01/17/2028(a)		1,237	1,197,957
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	1,768	1,835,169
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,216,560
5.125%, 05/09/2029(c)		2,251	2,200,353
7.875%, 09/15/2029		2,840	3,068,439
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d) (e) (f) (g) (h)		13,579	1,358
10.875%, 01/13/2020(d) (e) (f) (g) (h)		2,500	250
11.75%, 02/09/2025(d) (f) (g) (h) (n)		13,518	1,352

			21,519,900

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		1,978	1,975,060
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		1,701	1,574,559
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		2,107	1,248,397
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		2,027	1,934,771
Ecopetrol SA 8.625%, 01/19/2029		6,145	6,507,494
Geopark Ltd. 5.50%, 01/17/2027(a) (c)		424	421,570
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		3,100	2,921,750
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		4,218	4,206,190
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,817	3,810,841
6.50%, 06/30/2027(a)		3,495	3,451,731
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(a)		2,621	2,775,902
MV24 Capital BV 6.75%, 06/01/2034(a)		2,387	2,273,918
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	579,073
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		1,325	1,227,613

			34,908,869

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	618,496

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)	U.S.$	666	$643,109

Transportation - Services – 0.1%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	543,132
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,545	1,534,803

			2,077,935

			184,845,243

Utility – 0.6%
Electric – 0.5%
AES Andes SA 6.35%, 10/07/2079(a)		1,521	1,514,581
8.15%, 06/10/2055(a)		1,654	1,692,189
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(a)		1,269	1,328,008
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,471	1,517,182
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,614	2,655,466
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,478,958
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,731	1,661,760
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,520	1,491,500
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		1,770	1,810,710

			16,150,354

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		963	943,485
9.00%, 01/20/2031(a)		1,375	1,430,214

			2,373,699

			18,524,053

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,071,369
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,501,219
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(a)		1,500	1,617,195

			4,189,783

Other Finance – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d) (f) (h)		2,174	612,785

			4,802,568

Total Emerging Markets - Corporate Bonds (cost $241,536,592)			208,171,864

BANK LOANS – 5.2%
Industrial – 4.5%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 8.84% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		5,127	3,932,252
Eco Material Technologies, Inc. 01/31/2032(d) (p)		6,390	6,413,962

			10,346,214

Communications - Media – 0.7%
Advantage Sales & Marketing, Inc. 8.805% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(o)		2,986	2,980,113

	Principal Amount (000)		U.S. $ Value

DIRECTV Financing LLC 9.80% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(o)	U.S.$	5,003	$4,964,305
Gray Television, Inc. 7.45% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		8,260	7,579,376
iHeartCommunications, Inc. 05/01/2029(p)		4,490	3,979,262
Inizio Group Ltd. 8.68% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(d) (o)		4,669	4,563,948

			24,067,004

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 8.34% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(o)		6,875	6,931,347
Lumen Technologies, Inc. 04/15/2029(p)		1,337	1,250,947
Zacapa S.a r.l. 8.08% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(o)		7,495	7,538,917

			15,721,211

Consumer Non-Cyclical – 1.0%
Agiliti Health, Inc. 7.31% (CME Term SOFR 6 Month + 6.00%), 05/01/2030(o)		4,707	4,630,594
Gainwell Acquisition Corp. 8.43% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(o)		6,691	6,356,640
ModivCare, Inc. 9.08% (CME Term SOFR 3 Month + 4.75%), 07/01/2031(o)		4,802	3,973,601
12.785% (CME Term SOFR 3 Month + 8.50%), 01/09/2026(d) (o)		689	675,649
Neptune Bidco US, Inc. 9.39% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(o)		7,718	6,480,727
PetSmart LLC 8.16% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(o)		5,633	5,641,607
US Radiology Specialists, Inc. 9.08% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(o)		4,619	4,621,006

			32,379,824

Energy – 0.2%
GIP II Blue Holding LP 8.06% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(o)		6,730	6,780,221

Other Industrial – 0.2%
American Tire Distributors, Inc. 12.82% (CME Term SOFR 3 Month + 8.25%), 10/20/2028(o)		4,992	1,347,735
Dealer Tire Financial LLC 7.31% (CME Term SOFR 1 Month + 3.00%), 07/02/2031(o)		1,567	1,568,429
LTR Intermediate Holdings, Inc. 8.93% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(o)		3,156	3,092,708

			6,008,872

Technology – 1.1%
Ascend Learning LLC 10.16% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(o)		1,382	1,376,163
Boxer Parent Co., Inc. 7.29% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(o)		8,451	8,481,720

	Principal Amount (000)		U.S. $ Value

Clover Holdings Ltd. 7.75% (FIXED 1 + 0.00%), 12/09/2031(d)	U.S.$	8,119	$8,119,000
Clover Holdings SPV III LLC 15.00% (FIXED 2 + 15.00%), 12/18/2027(d) (o)		547	550,250
FinThrive Software Intermediate Holdings, Inc. 8.41% (CME Term SOFR 1 Month + 4.00%), 12/15/2028(o)		281	241,837
11.16% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(d) (o)		1,546	1,050,940
Icon Parent Inc. 7.52% (CME Term SOFR 3 Month + 3.00%), 11/13/2031(o)		4,660	4,680,690
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d) (f) (g) (n) (o)		5,905	44,284
Polaris Newco, LLC 8.55% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(o)		4,652	4,655,329
Project Alpha Intermediate Holdings, Inc. 11/22/2032(p)		4,500	4,535,640
Veritas US, Inc. 16.93% (CME Term SOFR 3 Month + 12.50%), 12/09/2029(o)		1,371	1,365,260

			35,101,113

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 6.29% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(o)		2,414	2,426,020
Delta Air Lines, Inc. 8.04% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(o)		692	704,330
JetBlue Airways Corp. 9.85% (CME Term SOFR 3 Month + 5.50%), 08/27/2029(o)		4,934	4,954,800

			8,085,150

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 8.56% (CME Term SOFR 1 Month + 4.25%), 09/25/2030(d) (o)		6,221	6,236,553

			144,726,162

Financial Institutions – 0.6%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(o)		873	882,892

Brokerage – 0.2%
Jane Street Group LLC 6.40% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		5,556	5,546,088

Insurance – 0.4%
Asurion LLC 8.66% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		6,121	6,125,749
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 7.31% (CME Term SOFR 1 Month + 3.00%), 07/31/2031(o)		4,618	4,642,949
Truist Insurance Holdings 9.08% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(o)		2,916	2,952,237

			13,720,935

			20,149,915

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Zero Operating Co. LLC 04/30/2031(p)	U.S.$	2,120	$2,066,237

Industrials – 0.0%
Consumer Non-Cyclical – 0.0%
MPH Acquisition Holdings LLC 4.85% (SOFR + 3.75%), 01/30/2030(o)		667	666,556

Total Bank Loans (cost $178,275,118)			167,608,870

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Risk Share Floating Rate – 2.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class B 13.665% (CME Term SOFR + 9.31%), 10/25/2027(i)		887	902,209
Series 2015-DNA2, Class B 12.015% (CME Term SOFR + 7.66%), 12/25/2027(i)		12,354	12,600,736
Series 2015-DNA3, Class B 13.815% (CME Term SOFR + 9.46%), 04/25/2028(i)		7,430	7,810,643
Series 2015-HQ2, Class B 12.415% (CME Term SOFR + 8.06%), 05/25/2025(i)		282	287,046
Series 2015-HQA1, Class B 13.265% (CME Term SOFR + 8.91%), 03/25/2028(i)		12,348	12,683,975
Series 2015-HQA2, Class B 14.965% (CME Term SOFR + 10.61%), 05/25/2028(i)		6,931	7,392,007
Series 2016-DNA4, Class B 13.065% (CME Term SOFR + 8.71%), 03/25/2029(i)		1,800	1,986,009
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 16.215% (CME Term SOFR + 11.86%), 08/25/2028(i)		3,980	4,377,205
Series 2016-C02, Class 1B 16.715% (CME Term SOFR + 12.36%), 09/25/2028(i)		2,865	3,165,905
Series 2016-C03, Class 2B 17.215% (CME Term SOFR + 12.86%), 10/25/2028(i)		3,922	4,428,846
Series 2016-C04, Class 1B 14.715% (CME Term SOFR + 10.36%), 01/25/2029(i)		3,329	3,709,115
Series 2016-C05, Class 2B 15.215% (CME Term SOFR + 10.86%), 01/25/2029(i)		4,980	5,568,385
Series 2016-C06, Class 1B 13.715% (CME Term SOFR + 9.36%), 04/25/2029(i)		8,411	9,390,879
Series 2016-C07, Class 2B 13.965% (CME Term SOFR + 9.61%), 05/25/2029(i)		4,005	4,498,026
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.965% (CME Term SOFR + 5.61%), 10/25/2025(a) (i)		1,827	1,881,850
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.715% (CME Term SOFR + 5.36%), 11/25/2025(a) (i)		1,200	1,244,624
Series 2015-WF1, Class 2M2 9.965% (CME Term SOFR + 5.61%), 11/25/2025(a) (i)		582	607,059

			82,534,519

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.47%, 08/25/2036	U.S.$	1,577	$1,451,309
Series 2006-42, Class 1A6 6.00%, 01/25/2047		806	415,473
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,839	917,879
Series 2006-24CB, Class A16 5.75%, 08/25/2036		352	175,492
Series 2006-26CB, Class A6 6.25%, 09/25/2036		187	89,836
Series 2006-26CB, Class A8 6.25%, 09/25/2036		707	339,483
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		600	401,869
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		575	297,461
Series 2007-15CB, Class A19 5.75%, 07/25/2037		343	191,630
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		322	236,995
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.24%, 05/25/2047		281	250,050
Series 2007-4, Class 22A1 4.43%, 06/25/2047		1,189	1,070,134
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		469	161,136
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.94%, 09/25/2047		307	276,579
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.71%, 03/25/2037		189	157,654
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		489	433,587
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.30%, 06/25/2036		218	174,214
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.39%, 09/25/2035		1,087	737,993
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		621	532,428
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		494	217,219
Series 2007-A1, Class A8 6.00%, 03/25/2037		860	253,045
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		213	106,998
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.22%, 10/25/2036		1,530	410,209
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		876	771,406

			10,070,079

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 5.025% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(i)	U.S.$	2,051	$709,199
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.025% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(i)		305	105,486
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.675% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(i)		900	211,359
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.675% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(i)		2,856	384,339
Series 2007-1, Class 3A2 2.825% (7.14% - CME Term SOFR 1 Month), 02/25/2037(i) (q)		2,856	187,531
Lehman XS Trust Series 2007-16N, Class 2A2 6.125% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(i)		309	271,426
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.745% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(i)		309	225,747
Series 2007-2, Class 1A3 5.085% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(i)		169	148,474

			2,243,561

Total Collateralized Mortgage Obligations (cost $97,235,583)			94,848,159

EMERGING MARKETS - SOVEREIGNS – 2.5%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,473	5,829,778
9.50%, 11/12/2025(a)		5,861	5,903,126

			11,732,904

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(j)		1,484	1,111,884
4.125%, 07/09/2035(c) (j)		781	529,405

			1,641,289

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	434,655
6.75%, 09/20/2029(a)		1,973	2,007,528
7.00%, 10/12/2028(a)		1,673	1,719,526

			4,161,709

Cote D’Ivoire – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,815	7,223,080
5.75%, 12/31/2032(a) (j)	U.S.$	1,558	1,477,076
6.375%, 03/03/2028(a)		2,736	2,730,063
6.625%, 03/22/2048(a)	EUR	732	616,280

			12,046,499

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	12,746	13,077,396

Ecuador – 0.1%
Ecuador Government International Bond 5.50%, 07/31/2035(a) (j)		2,247	1,468,882
5.50%, 07/31/2035(a) (c) (j)		1,997	1,305,296

	Principal Amount (000)		U.S. $ Value

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)	U.S.$	3,699	$3,150,771
8.625%, 02/04/2030(a)		2,243	2,234,589
8.70%, 03/01/2049(a)		612	498,064

			5,883,424

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(a)		3,166	3,298,972
9.65%, 11/21/2054(a)		1,295	1,379,317

			4,678,289

Guatemala – 0.0%
Guatemala Government Bond 6.05%, 08/06/2031(a)		1,520	1,495,680

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		9,720	8,937,832
6.50%, 11/28/2027(a)		1,300	1,245,972
7.14%, 02/23/2030(a)		5,188	4,769,743
7.70%, 02/23/2038(a)		671	555,239

			15,508,786

Senegal – 0.2%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		1,775	1,626,344
4.75%, 03/13/2028(a)	EUR	1,709	1,647,110
6.25%, 05/23/2033(a)	U.S.$	395	325,381
6.75%, 03/13/2048(a)		3,641	2,539,598

			6,138,433

Ukraine – 0.0%
Ukraine Government International Bond Zero Coupon, 02/01/2030 (a) (j)		112	62,915
Zero Coupon, 02/01/2034(a) (j)		417	180,033
1.75%, 02/01/2029(a) (j)		702	493,552
1.75%, 02/01/2035(a) (j)		306	169,595
1.75%, 02/01/2036(a) (j)		437	239,439

			1,145,534

Total Emerging Markets - Sovereigns (cost $79,385,682)			80,284,121

QUASI-SOVEREIGNS – 1.3%
Quasi-Sovereign Bonds – 1.3%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		3,785	3,824,743

Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(a)		3,020	2,704,410
5.95%, 01/08/2034(a)		3,223	3,201,849
6.44%, 01/26/2036(a)		1,317	1,336,097

			7,242,356

Mexico – 0.5%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		2,528	2,093,184
4.69%, 05/15/2029(a)		5,319	4,997,466
4.75%, 02/23/2027(a)		434	426,149
Petroleos Mexicanos 6.49%, 01/23/2027		1,276	1,232,935
6.50%, 01/23/2029		1,644	1,526,043
7.69%, 01/23/2050		2,298	1,714,308
8.75%, 06/02/2029		4,483	4,438,425

			16,428,510

	Principal Amount (000)		U.S. $ Value

South Africa – 0.3%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)	U.S.$	3,957	$3,953,439
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,900	6,005,079

			9,958,518

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	196,243

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,609,460
8.00%, 01/16/2029(a)		1,389	1,434,632
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)		612	642,026

			4,686,118

Total Quasi-Sovereigns (cost $42,357,055)			42,336,488

GOVERNMENTS - TREASURIES – 0.8%
United States – 0.8%
U.S. Treasury Bonds 6.125%, 11/15/2027(r)		9,763	10,214,435
U.S. Treasury Notes 3.125%, 11/15/2028(s)		12,054	11,549,047
4.00%, 02/29/2028		4,978	4,937,752

Total Governments – Treasuries (cost $27,956,303)			26,701,234

COLLATERALIZED LOAN OBLIGATIONS – 0.7%
CLO - Floating Rate – 0.7%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.56% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (i)		11,494	11,509,024
Bristol Park CLO Ltd. Series 2016-1A, Class DR 7.51% (CME Term SOFR 3 Month + 3.21%), 04/15/2029(a) (i)		5,000	5,023,355
LCM 28 Ltd. Series 28A, Class D 7.505% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a) (i)		500	496,923
OCP CLO Ltd. Series 2021-21A, Class E 10.835% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(a) (i)		2,250	2,266,342
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.40% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a) (i)		3,793	3,811,776

Total Collateralized Loan Obligations (cost $23,017,494)			23,107,420

EMERGING MARKETS - TREASURIES – 0.5%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035	BRL	62,945	8,278,774

South Africa – 0.2%
Republic of South Africa Government Bond Series 2035 8.875%, 02/28/2035	ZAR	150,900	7,325,808

Total Emerging Markets - Treasuries (cost $15,678,328)			15,604,582

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	$1,417,628
7.625%, 03/01/2040		1,250	1,462,181
State of Illinois Series 2010 7.35%, 07/01/2035		3,237	3,459,818
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(h)		7,240	6,450,838

Total Local Governments - US Municipal Bonds (cost $12,969,429)			12,790,465

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h) (cost $16,819,721)		58,879,281	12,671,998

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035		2,610	2,632,785

Mexico – 0.0%
Mexico Government International Bond 6.875%, 05/13/2037		308	309,540

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		1,416	1,446,444
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,470,620

			2,917,064

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(a)		4,980	4,460,810
6.375%, 01/30/2034(a)		1,114	1,061,475

			5,522,285

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		558	546,840

Total Governments - Sovereign Bonds (cost $12,357,118)			11,928,514

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(a)		225	12,795
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.125%, 08/10/2044(a)		7,937	6,287,252
Series 2013-GC13, Class D 3.87%, 07/10/2046(a)		1,500	959,598
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.995%, 06/15/2044(a)		1,876	1,763,668
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,699	270,704

Total Commercial Mortgage-Backed Securities (cost $13,071,068)			9,294,017

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.2%
Financials – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(d) (f) (g)		610,655	$3,129,607

Energy – 0.1%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d) (f) (g)		5,004,988	5
CHC Group LLC(d) (f) (g)		104,383	21

			26

Oil, Gas & Consumable Fuels – 0.1%
Battalion Oil Corp.(g)		135	249
New Fortress Energy, Inc.(f) (g)		157,134	2,357,010

			2,357,259

			2,357,285

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(d) (g)		161,762	162
K201640219 South Africa Ltd. - Class A(d) (f) (g)		64,873,855	65
K201640219 South Africa Ltd. - Class B(d) (f) (g)		10,275,684	10

			237

Diversified Consumer Services – 0.0%
AG Tracker(d) (f) (g)		297,893	0
Paysafe Ltd.(g)		46,899	909,841

			909,841

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d) (f) (g)		14	0

			910,078

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(d) (f) (g)		4,045	707,875

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d) (f) (g) (l)		508,189	101,638

Total Common Stocks (cost $71,104,817)			7,206,483

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Floating Rate – 0.2%
Pagaya AI Debt Series 2024-S1, Class ABC 7.29%, 09/15/2031(a) (d)	U.S.$	5,842	5,950,049
Pagaya AI Debt Trust Series 2022-6, Class A4 19.78%, 05/15/2030(a) (d)		169	172,605

			6,122,654

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 1.49%, 10/17/2044(h)		4	4,011

Total Asset-Backed Securities (cost $6,016,558)			6,126,665

Company	Shares			U.S. $ Value

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Technology – 0.0%
Veritas US, Inc.(a) (d) (g)		30,322		$682,245

Trading Companies & Distributors – 0.2%
WESCO International, Inc. Series A 10.625%		211,900		5,441,592

Total Preferred Stocks (cost $6,301,371)				6,123,837

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d) (g) (cost $0)		45,881		56,204

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(t) (u) (v) (cost $21,992,564)		21,992,564		21,992,564

	Principal Amount (000)

Time Deposits – 0.6%
BBH, New York 1.85%, 02/03/2025	CAD	3,890		2,676,723
3.25%, 02/03/2025	NOK	6,288		555,529
3.66%, 02/03/2025	GBP	39		48,816
6.11%, 02/03/2025	ZAR	0	**	11
Citibank, London 1.82%, 02/03/2025	EUR	4,295		4,456,068
Citibank, New York 3.68%, 02/03/2025	U.S.$	13,545		13,545,160

Total Time Deposits (cost $21,282,307)				21,282,307

Corporates - Non-Investment Grade – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.30% (SOFR + 0.07%), 12/19/2025(d) (f) (h) (i) (cost $1,982,629)		1,983		1,982,629

Total Short-Term Investments (cost $45,257,500)				45,257,500

Total Investments - 101.0% (cost $3,425,277,324)(w)				3,258,930,941
Other assets less liabilities – (1.0)%				(31,743,568)

Net Assets – 100.0%				$3,227,187,373

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,888	March 2025	$200,865,500	$(822,000)
U.S. Ultra Bond (CBT) Futures	142	March 2025	16,822,563	(1,042,813)
Sold Contracts
U.S. Long Bond (CBT) Futures	171	March 2025	19,477,969	776,703
U.S. T-Note 10 Yr (CBT) Futures	1,069	March 2025	116,353,969	1,043,945

				$(44,165)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	13,552	USD	16,494	03/13/2025	$(308,019)
Bank of America NA	USD	6,643	GBP	5,454	03/13/2025	118,540
BNP Paribas SA	ZAR	136,966	USD	7,506	02/14/2025	180,627
Brown Brothers Harriman & Co.	EUR	804	USD	840	02/27/2025	6,089
Brown Brothers Harriman & Co.	EUR	1,357	USD	1,402	02/27/2025	(7,772)
Citibank NA	BRL	48,597	USD	8,335	02/04/2025	19,897
Citibank NA	BRL	48,597	USD	8,000	02/04/2025	(315,339)
Citibank NA	USD	8,272	BRL	48,597	02/04/2025	43,807
Citibank NA	USD	8,335	BRL	48,597	02/04/2025	(19,897)
Citibank NA	BRL	48,597	USD	8,228	03/06/2025	(20,809)
Deutsche Bank AG	EUR	124,369	USD	130,832	02/27/2025	1,684,816
Goldman Sachs Bank USA	EUR	4,411	USD	4,532	02/27/2025	(48,474)
Morgan Stanley Capital Services LLC	COP	52,080,005	USD	11,984	03/14/2025	(338,958)

						$994,508

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	1.00%	Quarterly	0.39%	USD	32,460	$(911,310)	$(812,045)	$(99,265)
Saudi Government International Bond, 4.00%, 04/17/2025, 12/20/2029*	1.00	Quarterly	0.63	USD	16,230	(287,988)	(252,689)	(35,299)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	2.99	USD	63,300	5,551,625	4,204,004	1,347,621
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	16.24	USD	1,300	(395,196)	(164,346)	(230,850)
iTraxx- XOVER Series 42, 5 Year Index, 12/20/2029*	5.00	Quarterly	2.88	EUR	36,714	3,629,730	3,045,189	584,541

						$7,586,861	$6,020,113	$1,566,748

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2025
Barclays Capital, Inc.†	USD	5,210	1.25%	—	$5,236,277
Barclays Capital, Inc.†	USD	2,821	2.25	—	2,824,418
Barclays Capital, Inc.†	USD	4,060	4.00	—	4,068,120
Clear Street LLC†	USD	2,274	3.75	—	2,306,955
Jefferies LLC	USD	510	0.00	2/03/2025	509,640
Jefferies LLC†	USD	998	0.50	—	997,583
Jefferies LLC†	USD	1,169	1.00	—	1,172,039
Jefferies LLC†	USD	322	3.25	—	324,780
Standard Chartered Bank†	USD	794	1.00	—	806,307
Standard Chartered Bank†	USD	202	3.75	—	201,834
Standard Chartered Bank†	USD	917	4.00	—	917,509
Standard Chartered Bank†	USD	413	4.00	—	419,394

					$19,784,856

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$14,326,993	$-0-	$-0-	$-0-	$14,326,993
Corporates - Investment Grade	3,315,096	-0-	-0-	-0-	3,315,096
Emerging Markets - Corporate Bonds	296,224	509,640	-0-	-0-	805,864
Emerging Markets - Sovereigns	1,336,903	-0-	-0-	-0-	1,336,903

Total	$19,275,216	$509,640	$-0-	$-0-	$19,784,856

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $2,446,470,965 or 75.81% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2025.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.67% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 - 11/12/2019	$1,863,784	$612,785	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 1.49%, 10/17/2044	09/04/2019	4,240	4,011	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	81,495	6,815	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	16,819,721	12,671,998	0.39%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,187	-0-	0.00%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.30%, 12/19/2025	12/23/2024	1,982,629	1,982,629	0.06%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	10/19/2012 - 01/27/2014	8,490,973	1,358	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	07/26/2012 - 02/05/2014	11,304,292	1,352	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,450,838	0.20%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(k)	Convertible security.
(l)	Escrow Shares.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Defaulted.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2025.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(q)	Inverse interest only security.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Affiliated investments.
(w)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,682,507 and gross unrealized depreciation of investments was $(240,511,799), resulting in net unrealized depreciation of $(163,829,292).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

January 31, 2025 (unaudited)

68.2%	United States
3.6%	United Kingdom
2.8%	Canada
2.3%	France
2.0%	Brazil
1.5%	Italy
1.2%	Mexico
1.1%	Colombia
1.0%	Germany
1.0%	Spain
1.0%	India
0.9%	South Africa
0.8%	Luxembourg
11.2%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Cayman Islands, Chile, China, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Serbia, Slovenia, Switzerland, Trinidad and Tobago, Turkey, Ukraine, Uzbekistan and Zambia.

AB High Income Fund

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$2,027,446,316	$26,690,856	#	$2,054,137,172
Corporates - Investment Grade	-0-	434,675,348	-0-		434,675,348
Emerging Markets - Corporate Bonds	-0-	207,549,304	622,560	#	208,171,864
Bank Loans	-0-	139,954,284	27,654,586		167,608,870
Collateralized Mortgage Obligations	-0-	94,848,159	-0-		94,848,159
Emerging Markets - Sovereigns	-0-	80,284,121	-0-		80,284,121
Quasi-Sovereigns	-0-	42,336,488	-0-		42,336,488
Governments - Treasuries	-0-	26,701,234	-0-		26,701,234
Collateralized Loan Obligations	-0-	23,107,420	-0-		23,107,420
Emerging Markets - Treasuries	-0-	15,604,582	-0-		15,604,582
Local Governments - US Municipal Bonds	-0-	12,790,465	-0-		12,790,465
Inflation-Linked Securities	-0-	12,671,998	-0-		12,671,998
Governments - Sovereign Bonds	-0-	11,928,514	-0-		11,928,514
Commercial Mortgage-Backed Securities	-0-	9,294,017	-0-		9,294,017
Common Stocks	3,267,100	-0-	3,939,383	#	7,206,483
Asset-Backed Securities	-0-	4,011	6,122,654		6,126,665
Preferred Stocks	5,441,592	-0-	682,245		6,123,837
Rights	-0-	-0-	56,204		56,204
Short-Term Investments:
Investment Companies	21,992,564	-0-	-0-		21,992,564
Time Deposits	21,282,307	-0-	-0-		21,282,307
Corporates - Non-Investment Grade	-0-	-0-	1,982,629		1,982,629

Total Investments in Securities	51,983,563	3,139,196,261	67,751,117		3,258,930,941
Other Financial Instruments*:
Assets
Futures	1,820,648	-0-	-0-		1,820,648
Forward Currency Exchange Contracts	-0-	2,053,776	-0-		2,053,776
Centrally Cleared Credit Default Swaps	-0-	9,181,356	-0-		9,181,356
Liabilities
Futures	(1,864,813)	-0-	-0-		(1,864,813)
Forward Currency Exchange Contracts	-0-	(1,059,268)	-0-		(1,059,268)
Centrally Cleared Credit Default Swaps	-0-	(1,594,494)	-0-		(1,594,494)

Total	$51,939,398	$3,147,777,631	$67,751,117		$3,267,468,146

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Common Stocks#
Balance as of 10/31/24	$8,405,970	$642,049	$5,567,749	$4,317,416
Accrued discounts/(premiums)	9,981	8,183	-0-	-0-
Realized gain (loss)	-0-	7,110	18,599	-0-
Change in unrealized appreciation (depreciation)	(4,854,664)	(26,728)	451,908	(378,033)
Purchases	23,129,569	-0-	27,149,641	-0-
Sales/Paydowns	-0-	(8,054)	(885,096)	-0-
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	-0-	-0-	(4,648,215)	-0-

Balance as of 01/31/25	$26,690,856	$622,560	$27,654,586	$3,939,383

Net change in unrealized appreciation (depreciation) from investments held as of 01/31/25	$(4,856,610)	$(17,666)	$460,660	$(378,033)

	Asset-Backed Securities	Preferred Stocks	Rights	Short-Term Investments Corporates - Non- Investment Grade
Balance as of 10/31/24	$7,400,052	$-0-	$56,204	$-0-
Accrued discounts/(premiums)	(77)	-0-	-0-	-0-
Realized gain (loss)	-0-	-0-	-0-	-0-
Change in unrealized appreciation (depreciation)	(10,880)	97,585	-0-	-0-
Purchases	-0-	584,660	-0-	1,982,629
Sales/Paydowns	(1,266,441)	-0-	-0-	-0-
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	-0-	-0-	-0-	-0-

Balance as of 01/31/25	$6,122,654	$682,245	$56,204	$1,982,629

Net change in unrealized appreciation (depreciation) from investments held as of 01/31/25	$(10,880)	$97,585	$-0-	$-0-

Total
Balance as of 10/31/24	$26,389,440
Accrued discounts/(premiums)	18,087
Realized gain (loss)	25,709
Change in unrealized appreciation (depreciation)	(4,720,812)
Purchases	52,846,499
Sales/Paydowns	(2,159,591)
Reclassification
Transfers into Level 3	-0-
Transfers out of Level 3	(4,648,215)

Balance as of 01/31/25	$67,751,117

Net change in unrealized	$(4,704,944)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2025. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/25	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$5,375,453	Intrinsic Calculation	Trade Price	$62.98
	$2,516,799	Intrinsic Calculation	Expected Exchange Terms (per 1000 Parent MV)	$90.03 - 539.24
	$2,401,028	Intrinsic Calculation	Expected Exchange Terms (per 1000 Parent MV)	$137.79 - 281.63
	$-0-	Qualitative Assessment		$0.00
	$-0-	Recovery		$0.00

	$10,293,280

Emerging Markets - Corporate Bonds	$612,785	Recovery	Expected Sale Price	$28.19
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$612,785

Common Stocks	$707,875	Guideline Public Company, Discounted Cash Flow, and Optional Value	Volatility, Weighted Average Cost of Capital, and Discount Rate	$175.00
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$707,880

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Volatility, Weighted Average Cost of Capital in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$82,121	$144,738	$204,866	$21,993	$334